Organization and Principal Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Company’s Subsidiaries

The Company’s subsidiaries are detailed in the table as follows:

Name	Background	Ownership %	Principal activity
NewGenivf Limited	● A Cayman Islands company ● Incorporated on 16 January, 2019	100%	Investment holding
FFPGS (HK) Limited	● A Hong Kong company ● Incorporated on December 19, 2019	100%	Marketing and administrative services
Well Image Limited	● A Hong Kong company ● Incorporated on July 11, 2008	100%	Investment holding
Med Holdings Limited (“Med Holdings”) (Note)	● A Thailand company ● Incorporated on January 21, 2015	49%*	Investment holding
First Fertility PGS Center Limited (“FFC”) (Note)	● A Thailand company ● Incorporated on March 6, 2014	74%	Provision of IVF treatment
First Fertility Phnom Penh Limited (“FFPP”)	● A Cambodia company ● Incorporated on August 10, 2015	100%	Provision of IVF treatment
Bi Clinic Ltd (“FFBi”)	● A Kyrgyzstan company ● Incorporated on December 16, 2021 ● Acquired on December 17, 2024	100%	Provision of IVF treatment, surrogacy and ancillary caring services
MicroSort Lab Services LLC	● A US company ● Incorporated on June 16, 2025	100%	Specialized applications, in provision of IVF treatment
Newgendigital Limited	● A BVI company ● Incorporated on January 21, 2025	100%	Investment Holding
NewGenProperty Limited	● A BVI company ● Incorporated on September 18, 2025	100%	Investment Holding

*	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.

Note:

According to Thailand’s Foreign Business Act (the “FBA”), the majority shareholdings of limited company incorporated in Thailand is required to be owned by Thai nationals.

The Company’s subsidiaries are detailed in the table as follows:

Name	Background		Ownership %	Principal activity
NewGenivf Limited	●	A Cayman Islands company	100%	Investment holding
	●	Incorporated on 16 January, 2019
FFPGS (HK) Limited	●	A Hong Kong company	100%	Marketing and administrative services
	●	Incorporated on December 19, 2019
Well Image Limited	●	A Hong Kong company	100%	Investment holding
	●	Incorporated on July 11, 2008
Med Holdings Limited	●	A Thailand company	49%*	Investment holding
(“Med Holdings”) (Note)	●	Incorporated on January 21, 2015
First Fertility PGS Center	●	A Thailand company	74%	Provision of IVF treatment
Limited (“FFC”) (Note)	●	Incorporated on March 6, 2014
First Fertility Phnom Penh	●	A Cambodia company	100%	Provision of IVF treatment
Limited (“FFPP”)	●	Incorporated on August 10, 2015
Bi Clinic Ltd (“FFBi”)	●	A Kyrgyzstan company	100%	Provision of IVF treatment, surrogacy and
	●	Incorporated on December 16, 2021		ancillary caring services
	●	Acquired on December 17, 2024
Shenzhen Qianhai Fengtai	●	A Shenzhen China, PRC company	100%	Marketing and administrative services
Renhui Health	●	Incorporated on October 24, 2024
Technology Co., Ltd. (“SZ QianHai”)

*	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.

Note:

According to Thailand’s Foreign Business Act (the “FBA”), the majority shareholdings of limited company incorporated in Thailand is required to be owned by Thai nationals.